Equity Plans - Schedule Of Stock Based Compensation Expense (Detail) - Rigetti Holdings [Member] - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense				$ 2,592,038	$ 2,780,618
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense	$ 1,499,571	$ 2,702,629	$ 2,592,038		2,780,618
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense			$ 894,141		1,020,383
Research and Development Expense [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense	836,037	1,064,273
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense				$ 1,697,897	$ 1,760,235
General and Administrative Expense [Member] | Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Stock-Based Compensation Expense	$ 663,534	$ 1,638,356